Summary of Significant Accounting Policies (Details 1) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash flows Related to Operating Activities
Receipts from customers	$ 2,619,477	$ 1,601,619	$ 1,413,676
Payments to suppliers and employees	5,608,262	7,262,348	9,971,142
Interest received		1,278	8,386
Interest and other costs of finance paid		(24,199)	(97,051)
Other - R&D Tax Concession Refund	1,190,206	2,156,206	1,615,043
Net Cash Flows Used In Operating Activities	(1,798,579)	(3,504,523)	(6,942,423)
Cash Flows Related to Investing Activities
Payment for purchases of plant and equipment	(2,047)	(6,594)	(5,696)
Interest received	39	1,278	8,386
Net Cash Flows (Used In)/From Investing Activities	(2,008)	(5,316)	2,690
Cash Flows Related to Financing Activities
Proceeds from issues of securities	2,894,238	5,472,200	12,525,067
Capital raising costs	(825,055)	(733,152)	(2,132,422)
Proceeds from borrowings		500,000	500,000
Repayment of borrowings		(865,864)	(2,191,593)
Interest and other costs of finance paid		24,199	97,051
Net Cash Flows From Financing Activities	2,069,183	4,348,985	8,604,001
Net increase in cash and cash equivalents	268,596	839,146	1,664,268
Cash and cash equivalents at the beginning of the year	4,727,430	3,994,924	2,290,639
Effects of exchange rate changes on cash and cash equivalents	123,861	(106,640)	40,017
Cash and Cash Equivalents at the End of the Year	$ 5,119,887	4,727,430	3,994,924
Reclassification [Member]
Cash flows Related to Operating Activities
Receipts from customers
Payments to suppliers and employees
Interest received		(1,278)	(8,386)
Interest and other costs of finance paid		24,199	97,051
Other - R&D Tax Concession Refund
Net Cash Flows Used In Operating Activities		22,921	88,665
Cash Flows Related to Investing Activities
Payment for purchases of plant and equipment
Interest received		1,278	8,386
Net Cash Flows (Used In)/From Investing Activities		1,278	8,386
Cash Flows Related to Financing Activities
Proceeds from issues of securities
Capital raising costs
Proceeds from borrowings
Repayment of borrowings
Interest and other costs of finance paid		(24,199)	(97,051)
Net Cash Flows From Financing Activities		(24,199)	(97,051)
Net increase in cash and cash equivalents
Reclassified [Member]
Cash flows Related to Operating Activities
Receipts from customers		1,601,619	1,413,676
Payments to suppliers and employees		(7,262,348)	(9,971,142)
Interest received
Interest and other costs of finance paid
Other - R&D Tax Concession Refund		2,156,206	1,615,043
Net Cash Flows Used In Operating Activities		(3,504,523)	(6,942,423)
Cash Flows Related to Investing Activities
Payment for purchases of plant and equipment		(6,594)	(5,696)
Interest received		1,278	8,386
Net Cash Flows (Used In)/From Investing Activities		(5,316)	2,690
Cash Flows Related to Financing Activities
Proceeds from issues of securities		5,472,200	12,525,067
Capital raising costs		(733,152)	(2,132,422)
Proceeds from borrowings		500,000	500,000
Repayment of borrowings		(865,864)	(2,191,593)
Interest and other costs of finance paid		(24,199)	(97,051)
Net Cash Flows From Financing Activities		4,348,985	8,604,001
Net increase in cash and cash equivalents		839,146	1,664,268
Cash and cash equivalents at the beginning of the year		3,994,924	2,290,639
Effects of exchange rate changes on cash and cash equivalents		(106,640)	40,017
Cash and Cash Equivalents at the End of the Year		$ 4,727,430	$ 3,994,924